UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21212

Nuveen California AMT-Free Municipal Income Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         5/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California AMT-Free Municipal Income Fund (NKX)
	(formerly known as Nuveen Insured California Tax-Free Advantage Municipal Fund)
	May 31, 2012

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 4.6% (3.2% of Total Investments)
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
$ 12,785	5.750%, 6/01/47	6/17 at 100.00	BB–	$ 10,251,013
9,500	5.125%, 6/01/47	6/17 at 100.00	BB–	6,872,205
15,980	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	BB–	11,953,519
	Bonds, Series 2007A-2, 0.000%, 6/01/37
38,265	Total Consumer Staples			29,076,737
	Education and Civic Organizations – 2.2% (1.6% of Total Investments)
1,675	California Educational Facilities Authority, Revenue Bonds, University of San Diego, Series	10/12 at 100.00	A2	1,685,804
	2002A, 5.250%, 10/01/30
1,600	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento	1/22 at 100.00	N/R	1,626,896
	Valley & Northern Nevada Project, Series 2012A, 6.875%, 1/01/42
3,000	California State University, Systemwide Revenue Bonds, Series 2005A, 5.000%, 11/01/25 –	5/15 at 100.00	Aa2	3,298,980
	AMBAC Insured
1,000	California State University, Systemwide Revenue Bonds, Series 2005C, 5.000%, 11/01/27 –	11/15 at 100.00	Aa2	1,108,550
	NPFG Insured
6,000	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A, 5.000%,	5/13 at 100.00	Aa1	6,227,940
	5/15/27 – AMBAC Insured
13,275	Total Education and Civic Organizations			13,948,170
	Health Care – 11.3% (7.9% of Total Investments)
5,000	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue	10/12 at 100.00	A–	5,007,150
	Bonds, Sansum-Santa Barbara Medical Foundation Clinic, Series 2002A, 5.600%, 4/01/26
1,630	California Health Facilities Financing Authority, Revenue Bonds, Childrens Hospital Los	7/20 at 100.00	AA–	1,721,622
	Angeles, Series 2010A, 5.250%, 7/01/38 – AGC Insured
1,000	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health	7/17 at 100.00	N/R	1,009,940
	System, Series 2007A, 5.125%, 7/15/31
4,000	California Statewide Community Development Authority, Insured Health Facility Revenue Bonds,	7/17 at 100.00	AA–	4,301,000
	Catholic Healthcare West, Series 2008K, 5.500%, 7/01/41 – AGC Insured
3,000	California Statewide Community Development Authority, Revenue Bonds, Childrens Hospital of Los	8/17 at 100.00	BBB+	3,020,400
	Angeles, Series 2007, 5.000%, 8/15/47
10,815	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	11,250,520
	Series 2006, 5.000%, 3/01/41
5,020	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	3/16 at 100.00	AA+	5,317,736
	Series 2006, 5.000%, 3/01/41 – BHAC Insured (UB)
4,060	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health	No Opt. Call	A1	4,495,638
	System, Series 1998A, 5.000%, 8/01/22 – AMBAC Insured
7,500	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System,	7/18 at 100.00	AA–	8,129,775
	Series 2007A, 5.750%, 7/01/47 – FGIC Insured
4,543	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health	7/18 at 100.00	AA–	6,020,929
	System, Trust 2554, 18.352%, 7/01/47 – AGM Insured (IF)
10,000	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	8/17 at 100.00	AA–	10,583,200
	2007C, 5.000%, 8/15/38 – AMBAC Insured
1,145	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Baa3	1,206,338
	6.000%, 11/01/41
7,670	Santa Clara County Financing Authority, California, Insured Revenue Bonds, El Camino Hospital,	8/17 at 100.00	A+	8,247,858
	Series 2007A, 5.750%, 2/01/41 – AMBAC Insured
650	University of California, Hospital Revenue Bonds, UCLA Medical Center, Series 2004A, 5.500%,	5/13 at 100.00	N/R	658,132
	5/15/18 – AMBAC Insured
66,033	Total Health Care			70,970,238
	Housing/Multifamily – 0.2% (0.1% of Total Investments)
1,165	Poway, California, Housing Revenue Bonds, Revenue Bonds, Poinsettia Mobile Home Park, Series	5/13 at 102.00	AA–	1,203,538
	2003, 5.000%, 5/01/23
	Long-Term Care – 2.2% (1.5% of Total Investments)
3,000	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue	5/20 at 100.00	A–	3,271,590
	Bonds, Channing House, Series 2010, 6.125%, 5/15/40
4,000	ABAG Finance Authority for Non-Profit Corporations, California, Insured Senior Living Revenue	11/12 at 100.00	A–	4,030,160
	Bonds, Odd Fellows Home of California, Series 2003A, 5.200%, 11/15/22
2,000	California Health Facilities Financing Authority, Cal-Mortgage Insured Revenue Bonds, Northern	1/13 at 100.00	A–	2,021,180
	California Retired Officers Community Corporation – Paradise Valley Estates, Series 2002,
	5.250%, 1/01/26
1,575	California Health Facilities Financing Authority, Insured Revenue Bonds, California-Nevada	7/16 at 100.00	A–	1,621,478
	Methodist Homes, Series 2006, 5.000%, 7/01/36
2,250	California Health Facilities Financing Authority, Insured Revenue Bonds, Community Program for	2/21 at 100.00	A–	2,618,100
	Persons with Developmental Disabilities, Series 2011A, 6.250%, 2/01/26
12,825	Total Long-Term Care			13,562,508
	Tax Obligation/General – 28.7% (20.1% of Total Investments)
1,425	Bassett Unified School District, Los Angeles County, California, General Obligation Bonds,	8/16 at 100.00	A–	1,519,976
	Series 2006B, 5.250%, 8/01/30 – FGIC Insured
900	California State, General Obligation Bonds, Series 2003, 5.000%, 2/01/21	8/13 at 100.00	A1	939,897
6,000	California State, General Obligation Bonds, Various Purpose Series 2010, 6.000%, 3/01/33	3/20 at 100.00	A1	7,238,460
1,000	California State, General Obligation Bonds, Various Purpose Series 2011, 5.250%, 9/01/25	9/21 at 100.00	A1	1,183,630
8,500	California State, Various Purpose General Obligation Refunding Bonds, Series 2012,	4/22 at 100.00	A1	9,159,940
	5.000%, 4/01/42
835	California, General Obligation Refunding Bonds, Series 2002, 5.000%, 2/01/22 – NPFG Insured	8/12 at 100.00	A1	837,605
20,750	Coachella Valley Unified School District, Riverside County, California, General Obligation	No Opt. Call	AA–	3,520,030
	Bonds, Capital Appreciation, Election 2005 Series 2010C, 0.000%, 8/01/43 – AGM Insured
7,575	Coast Community College District, Orange County, California, General Obligation Bonds, Series	8/18 at 100.00	Aa1	7,350,629
	2006C, 0.000%, 8/01/31 – AGM Insured
2,500	Corona-Norco Unified School District, Riverside County, California, General Obligation Bonds,	8/18 at 100.00	Aa2	2,776,150
	Election 2006 Series 2009B, 5.375%, 2/01/34 – AGC Insured
	East Side Union High School District, Santa Clara County, California, General Obligation
	Bonds, 2008 Election Series 2010B:
3,490	5.000%, 8/01/27 – AGC Insured	8/19 at 100.00	AA–	3,878,716
3,545	5.000%, 8/01/28 – AGC Insured	8/19 at 100.00	AA–	3,920,735
3,110	5.000%, 8/01/29 – AGC Insured	8/19 at 100.00	AA–	3,400,194
10,000	East Side Union High School District, Santa Clara County, California, General Obligation	8/13 at 47.75	A	4,282,500
	Bonds, Series 2005E, 0.000%, 8/01/28 – SYNCORA GTY Insured
230	El Monte Union High School District, Los Angeles County, California, General Obligation Bonds,	6/13 at 100.00	AA–	237,705
	Series 2003A, 5.000%, 6/01/28 – AGM Insured
	El Segundo Unified School District, Los Angeles County, California, General Obligation Bonds,
	Series 2004:
2,580	5.250%, 9/01/21 – FGIC Insured	9/14 at 100.00	AA–	2,819,992
1,775	5.250%, 9/01/22 – FGIC Insured	9/14 at 100.00	AA–	1,940,111
7,100	Fontana Unified School District, San Bernardino County, California, General Obligation Bonds,	No Opt. Call	AA–	8,881,674
	Trust 2668, 9.475%, 2/01/16 – AGM Insured (IF)
1,225	Fresno Unified School District, Fresno County, California, General Obligation Refunding Bonds,	2/13 at 103.00	Aa3	1,304,882
	Series 1998A, 6.550%, 8/01/20 – NPFG Insured
5,000	Grossmont Healthcare District, California, General Obligation Bonds, Series 2007A, 5.000%,	7/17 at 100.00	Aa2	5,296,950
	7/15/37 – AMBAC Insured
1,180	Jurupa Unified School District, Riverside County, California, General Obligation Bonds, Series	8/13 at 100.00	AA–	1,230,905
	2004, 5.000%, 8/01/21 – FGIC Insured
1,255	Los Angeles Community College District, Los Angeles County, California, General Obligation	8/15 at 100.00	Aa1	1,385,194
	Bonds, Series 2005A, 5.000%, 8/01/24 – AGM Insured
1,270	Merced City School District, Merced County, California, General Obligation Bonds, Series 2004,	8/13 at 100.00	AA–	1,324,788
	5.000%, 8/01/22 – FGIC Insured
4,500	Mount Diablo Unified School District, Contra Costa County, California, General Obligation	8/25 at 100.00	AA–	3,056,715
	Bonds, Series 2010A, 0.000%, 8/01/30 – AGM Insured
1,000	Murrieta Valley Unified School District, Riverside County, California, General Obligation	9/13 at 100.00	A+	1,045,520
	Bonds, Series 2003A, 5.000%, 9/01/26 – FGIC Insured
3,000	Murrieta Valley Unified School District, Riverside County, California, General Obligation	9/17 at 100.00	AA–	3,208,680
	Bonds, Series 2007, 4.500%, 9/01/30 – AGM Insured
2,500	Oakland Unified School District, Alameda County, California, General Obligation Bonds, Series	8/12 at 100.00	BBB	2,514,825
	2002, 5.250%, 8/01/21 – FGIC Insured
16,000	Poway Unified School District, San Diego County, California, School Facilities Improvement	No Opt. Call	Aa2	2,741,920
	District 2007-1 General Obligation Bonds, Series 2011B, 0.000%, 8/01/46
980	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA+	1,073,384
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
5,500	Sacramento City Unified School District, Sacramento County, California, General Obligation	7/15 at 100.00	AA	6,008,200
	Bonds, Series 2005, 5.000%, 7/01/27 – NPFG Insured
1,125	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	No Opt. Call	Aa2	825,649
	Election of 1998, Series 1999A, 0.000%, 7/01/21 – FGIC Insured
11,980	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	No Opt. Call	Aa2	4,810,449
	Refunding Series 2012 R-1, 0.000%, 7/01/31
2,000	San Francisco Community College District, California, General Obligation Bonds, Series 2002A,	6/12 at 100.00	Aa2	2,006,620
	5.000%, 6/15/26 – FGIC Insured
5,000	San Jacinto Unified School District, Riverside County, California, General Obligation Bonds,	8/17 at 100.00	AA–	5,445,800
	Series 2007, 5.250%, 8/01/32 – AGM Insured
1,500	San Juan Capistano, California, General Obligation Bonds, Open Space Program, Tender Option	No Opt. Call	AAA	2,139,960
	Bond Trust 3646, 17.770%, 8/01/17 (IF)
	San Ysidro School District, San Diego County, California, General Obligation Bonds, 1997
	Election Series 2011F:
7,230	0.000%, 8/01/42 – AGM Insured	8/21 at 21.00	AA–	941,924
10,450	0.000%, 8/01/43 – AGM Insured	8/21 at 19.43	AA–	1,258,912
21,225	0.000%, 8/01/44 – AGM Insured	8/21 at 17.98	AA–	2,364,253
12,550	0.000%, 8/01/45 – AGM Insured	8/21 at 16.64	AA–	1,292,148
23,425	0.000%, 8/01/46 – AGM Insured	8/21 at 15.39	AA–	2,230,997
14,915	Southwestern Community College District, San Diego County, California, General Obligation	No Opt. Call	Aa2	3,305,910
	Bonds, Election of 2008, Series 2011C, 0.000%, 8/01/41
	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds,
	Election 2008 Series 2011D:
24,280	0.000%, 8/01/47 – AGC Insured	8/37 at 100.00	AA–	12,501,044
38,845	0.000%, 8/01/50 – AGM Insured	8/37 at 100.00	AA–	20,044,408
15,780	Sylvan Union School District, Stanislaus County, California, General Obligation Bonds,	No Opt. Call	AA–	5,696,264
	Election of 2006, Series 2010, 0.000%, 8/01/49 – AGM Insured
10,000	Vista Unified School District, San Diego County, California, General Obligation Bonds, Series	8/12 at 100.00	Aa2	10,067,700
	2002A, 5.000%, 8/01/23 – AGM Insured
2,445	Washington Unified School District, Yolo County, California, General Obligation Bonds, Series	8/13 at 100.00	AA–	2,544,071
	2004A, 5.000%, 8/01/21 – FGIC Insured
3,905	West Kern Community College District, California, General Obligation Bonds, Election 2004,	11/17 at 100.00	A+	4,156,912
	Series 2007C, 5.000%, 10/01/32 – SYNCORA GTY Insured
12,520	Yosemite Community College District, California, General Obligation Bonds, Capital	No Opt. Call	Aa2	4,989,220
	Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42
343,900	Total Tax Obligation/General			180,702,148
	Tax Obligation/Limited – 51.6% (36.0% of Total Investments)
	Anaheim Public Finance Authority, California, Subordinate Lease Revenue Bonds, Public
	Improvement Project, Series 1997C:
5,130	0.000%, 9/01/18 – AGM Insured	No Opt. Call	AA–	4,191,774
8,000	0.000%, 9/01/21 – AGM Insured	No Opt. Call	AA–	5,555,120
2,235	Antioch Public Financing Authority, California, Lease Revenue Refunding Bonds, Municipal	7/12 at 100.00	A	2,236,855
	Facilities Project, Refunding Series 2002A, 5.500%, 1/01/32 – NPFG Insured
2,000	Baldwin Park Public Financing Authority, California, Sales Tax and Tax Allocation Bonds,	8/13 at 102.00	BBB	2,074,260
	Puente Merced Redevelopment Project, Series 2003, 5.250%, 8/01/21
7,895	Brea and Olinda Unified School District, Orange County, California, Certificates of	8/12 at 100.00	AA–	7,946,475
	Participation Refunding, Series 2002A, 5.125%, 8/01/26 – AGM Insured
1,165	Burbank Public Financing Authority, California, Revenue Refunding Bonds, Golden State	12/13 at 100.00	A	1,187,927
	Redevelopment Project, Series 2003A, 5.250%, 12/01/22 – AMBAC Insured
2,200	California Infrastructure and Economic Development Bank, Los Angeles County, Revenue Bonds,	9/13 at 101.00	A+	2,252,646
	Department of Public Social Services, Series 2003, 5.000%, 9/01/28 – AMBAC Insured
	California Infrastructure and Economic Development Bank, Revenue Bonds, North County Center
	for Self-Sufficiency Corporation, Series 2004:
1,215	5.000%, 12/01/19 – AMBAC Insured	12/13 at 100.00	AA+	1,294,182
1,535	5.000%, 12/01/20 – AMBAC Insured	12/13 at 100.00	AA+	1,633,608
1,615	5.000%, 12/01/21 – AMBAC Insured	12/13 at 100.00	AA+	1,718,748
1,780	5.000%, 12/01/23 – AMBAC Insured	12/13 at 100.00	AA+	1,892,692
3,725	California State Public Works Board, Lease Revenue Bonds, Department of Corrections &	1/16 at 100.00	A2	4,131,994
	Rehabilitation, Series 2005J, 5.000%, 1/01/17 – AMBAC Insured
4,000	California State Public Works Board, Lease Revenue Bonds, Department of General Services,	12/12 at 100.00	A2	4,088,440
	Capital East End Project, Series 2002A, 5.000%, 12/01/27 – AMBAC Insured
3,100	California State Public Works Board, Lease Revenue Bonds, Department of Health Services,	11/15 at 100.00	A2	3,246,909
	Richmond Lab, Series 2005B, 5.000%, 11/01/30 – SYNCORA GTY Insured
4,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	10/19 at 100.00	A2	4,598,400
	2009G-1, 5.750%, 10/01/30
1,210	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	BBB	1,242,005
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
2,520	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	A–	2,499,790
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
10,190	Chula Vista Public Financing Authority, California, Pooled Community Facility District	9/15 at 100.00	BBB	10,122,644
	Assessment Revenue Bonds, Series 2005A, 4.500%, 9/01/27 – NPFG Insured
1,430	Cloverdale Community Development Agency, California, Tax Allocation Bonds, Cloverdale	8/16 at 100.00	A–	1,434,962
	Redevelopment Project, Refunding Series 2006, 5.000%, 8/01/36 – AMBAC Insured
1,900	Corona-Norco Unified School District, Riverside County, California, Special Tax Bonds,	9/12 at 100.00	N/R	1,902,451
	Community Facilities District 98-1, Series 2002, 5.100%, 9/01/25 – AMBAC Insured
7,035	Corona-Norco Unified School District, Riverside County, California, Special Tax Bonds,	9/13 at 100.00	BBB	7,047,944
	Community Facilities District 98-1, Series 2003, 5.000%, 9/01/28 – NPFG Insured
3,145	Culver City Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment	11/12 at 100.00	BBB	3,145,409
	Project, Series 2002A, 5.125%, 11/01/25 – NPFG Insured
1,905	Dinuba Redevelopment Agency, California, Tax Allocation Bonds, Merged City of Dinuba	9/12 at 101.00	A–	1,913,668
	Redevelopment Project and Dinuba Redevelopment Project 2, As Amended, Refunding
	Series 2001, 5.000%, 9/01/31 – NPFG Insured
	El Monte, California, Senior Lien Certificates of Participation, Department of Public Services
	Facility Phase II, Series 2001:
11,800	5.000%, 1/01/21 – AMBAC Insured	7/12 at 100.00	A2	11,817,580
5,000	5.250%, 1/01/34 – AMBAC Insured	7/12 at 100.00	A2	5,001,950
5,610	Folsom Public Financing Authority, California, Special Tax Revenue Bonds, Series 2004A,	9/12 at 102.00	N/R	5,660,658
	5.000%, 9/01/21 – AMBAC Insured
8,280	Fontana Public Financing Authority, California, Tax Allocation Revenue Bonds, North Fontana	10/15 at 100.00	A	8,448,664
	Redevelopment Project, Series 2005A, 5.000%, 10/01/32 – AMBAC Insured
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Revenue Bonds, Series 2005A:
7,250	5.000%, 6/01/35 – FGIC Insured	6/15 at 100.00	AA–	7,437,558
11,065	5.000%, 6/01/45 – AMBAC Insured	6/15 at 100.00	A2	11,235,733
7,500	5.000%, 6/01/45 – AGC Insured	6/15 at 100.00	AA–	7,649,475
20,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	AA–	20,797,200
	Asset-Backed Revenue Bonds, Tender Option Bonds Trust 4686, 8.867%, 6/01/45 – AGC Insured (IF) (4)
2,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	A2	2,092,580
	Revenue Bonds, Tender Option Bonds Trust 2040, 10.295%, 6/01/45 – FGIC Insured (IF)
3,185	Hesperia Public Financing Authority, California, Redevelopment and Housing Projects Tax	9/17 at 100.00	Ba1	2,510,194
	Allocation Bonds, Series 2007A, 5.000%, 9/01/37 – SYNCORA GTY Insured
1,700	Hesperia Unified School District, San Bernardino County, California, Certificates of	2/17 at 100.00	A–	1,706,477
	Participation, Capital Improvement, Series 2007, 5.000%, 2/01/41 – AMBAC Insured
435	Indian Wells Redevelopment Agency, California, Tax Allocation Bonds, Consolidated Whitewater	9/13 at 100.00	A3	441,347
	Project Area, Series 2003A, 5.000%, 9/01/20 – AMBAC Insured
2,115	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment	No Opt. Call	N/R	2,309,728
	Project, Refunding Series 1998A, 5.250%, 5/01/23 – AMBAC Insured
	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment
	Project, Subordinate Lien Series 2007A-1:
1,665	5.000%, 5/01/24 – AMBAC Insured	5/17 at 100.00	BBB+	1,666,365
710	5.000%, 5/01/25 – AMBAC Insured	5/17 at 100.00	BBB+	705,967
5,125	Irvine Public Facilities and Infrastructure Authority, California, Assessment Revenue Bonds,	9/13 at 100.00	N/R	5,194,751
	Series 2003C, 5.000%, 9/02/21 – AMBAC Insured
	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities
	District 39 Eastvale Area, Series 2012A:
1,000	5.000%, 9/01/37	9/12 at 103.00	N/R	1,003,910
2,000	5.125%, 9/01/42	9/12 at 103.00	N/R	2,022,900
3,500	La Quinta Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project	9/12 at 101.00	A+	3,540,075
	Area 1, Series 2001, 5.100%, 9/01/31 – AMBAC Insured
3,400	La Quinta Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project Area	9/12 at 102.00	A+	3,486,326
	1, Series 2002, 5.000%, 9/01/22 – AMBAC Insured
5,000	La Quinta Redevelopment Agency, California, Tax Allocation Refunding Bonds, Redevelopment	9/12 at 100.00	A+	5,015,650
	Project Area 1, Series 1998, 5.200%, 9/01/28 – AMBAC Insured
	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment
	Project Areas Housing Programs, Subordinate Refunding Series 2003:
2,505	4.750%, 8/01/23 – NPFG Insured	8/15 at 102.00	BBB+	2,507,129
2,425	4.750%, 8/01/27 – NPFG Insured	8/15 at 102.00	BBB+	2,388,795
3,690	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	A1	3,753,320
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
1,895	Los Angeles Community Redevelopment Agency, California, Tax Allocation Bonds, Bunker Hill	12/14 at 100.00	AA–	2,063,011
	Project, Series 2004A, 5.000%, 12/01/20 – AGM Insured
6,000	Los Angeles Municipal Improvement Corporation, California, Lease Revenue Bonds, Police	1/17 at 100.00	A+	6,228,540
	Headquarters, Series 2006A, 4.750%, 1/01/31 – FGIC Insured
7,460	Los Angeles, California, Certificates of Participation, Municipal Improvement Corporation,	6/13 at 100.00	A+	7,577,495
	Series 2003AW, 5.000%, 6/01/33 – AMBAC Insured
1,500	Los Osos, California, Improvement Bonds, Community Services Wastewater Assessment District 1,	3/13 at 100.00	BBB	1,469,115
	Series 2002, 5.000%, 9/02/33 – NPFG Insured
9,270	Moreno Valley Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2007A,	8/17 at 100.00	A–	9,279,826
	5.000%, 8/01/38 – AMBAC Insured
800	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds,	9/14 at 100.00	N/R	818,112
	Community Facilities District 2003-1, Series 2004, 5.550%, 9/01/29
2,810	Oakland Joint Powers Financing Authority, California, Lease Revenue Bonds, Administration	8/18 at 100.00	AA–	3,112,300
	Building Projects, Series 2008B, 5.000%, 8/01/21 – AGC Insured
3,300	Pacifica, California, Certificates of Participation, Series 2008, 5.375%, 1/01/37 –	1/16 at 102.00	A	3,513,510
	AMBAC Insured
5,000	Palm Desert Financing Authority, California, Tax Allocation Revenue Refunding Bonds, Project	10/12 at 102.00	BBB	5,020,500
	Area 1, Series 2002, 5.000%, 4/01/25 – NPFG Insured
1,000	Palm Springs Financing Authority, California, Lease Revenue Bonds, Convention Center Project,	11/14 at 102.00	A	1,049,640
	Refunding Series 2004A, 5.500%, 11/01/35 – NPFG Insured
4,140	Plumas County, California, Certificates of Participation, Capital Improvement Program, Series	6/13 at 101.00	A	4,214,437
	2003A, 5.000%, 6/01/28 – AMBAC Insured
390	Poway Redevelopment Agency, California, Tax Allocation Refunding Bonds, Paguay Redevelopment	12/12 at 100.00	BBB	391,782
	Project, Series 2000, 5.750%, 6/15/33 – NPFG Insured
7,000	Rancho Cucamonga Redevelopment Agency, California, Housing Set-Aside Tax Allocation Bonds,	9/17 at 100.00	A+	7,041,160
	Series 2007A, 5.000%, 9/01/34 – NPFG Insured
1,045	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	A–	1,048,177
	2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured
3,000	Riverside County Public Financing Authority, California, Tax Allocation Bonds, Multiple	10/15 at 100.00	BBB	2,815,170
	Projects, Series 2005A, 5.000%, 10/01/35 – SYNCORA GTY Insured
4,475	Riverside County, California, Asset Leasing Corporate Leasehold Revenue Bonds, Riverside	6/13 at 100.50	A+	4,530,132
	County Hospital Project, Series 1997B, 5.000%, 6/01/19 – NPFG Insured
1,000	Rocklin Unified School District, Placer County, California, Special Tax Bonds, Community	9/13 at 100.00	AA–	1,008,270
	Facilities District 1, Series 2004, 5.000%, 9/01/25 – NPFG Insured
5,000	Roseville Financing Authority, California, Special Tax Revenue Bonds, Series 2007A, 5.000%,	9/17 at 100.00	N/R	4,859,350
	9/01/33 – AMBAC Insured
1,305	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AA–	1,328,568
	8/01/25 – AMBAC Insured
4,295	San Bernardino Joint Powers Financing Authority, California, Certificates of Participation	9/12 at 100.00	BBB	4,299,896
	Refunding, Police Station Financing Project, Series 1999, 5.500%, 9/01/20 – NPFG Insured
4,930	San Diego Redevelopment Agency, California, Subordinate Lien Tax Increment and Parking Revenue	9/12 at 100.00	A	4,933,599
	Bonds, Centre City Project, Series 2003B, 5.250%, 9/01/26
5,150	San Jacinto Unified School District, Riverside County, California, Certificates of	9/20 at 100.00	AA	5,540,010
	Participation, Series 2010, 5.375%, 9/01/40 – AGC Insured
2,770	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Civic Center Project,	6/12 at 100.00	AA	2,778,449
	Series 2002B, 5.000%, 6/01/32 – AMBAC Insured
4,000	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center	9/12 at 100.00	AA	4,013,800
	Project, Series 2001F, 5.000%, 9/01/19 – NPFG Insured
815	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	BBB	830,542
	Project, Series 2006C, 5.000%, 8/01/25 – NPFG Insured
1,000	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	BBB	873,820
	Project, Series 2007B, 4.250%, 8/01/36 – SYNCORA GTY Insured
	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area,
	Series 2005A:
3,310	5.000%, 8/01/20 – NPFG Insured	8/15 at 100.00	BBB	3,373,784
5,000	5.000%, 8/01/28 – NPFG Insured	8/15 at 100.00	BBB	5,022,900
3,000	Santa Clara Redevelopment Agency, California, Tax Allocation Bonds, Bayshore North Project,	6/12 at 100.00	A	3,064,440
	Series 1999A, 5.500%, 6/01/23 – AMBAC Insured
3,500	Stockton Public Financing Authority, California, Lease Revenue Bonds, Series 2004, 5.250%,	9/14 at 100.00	BBB	3,114,720
	9/01/34 – FGIC Insured
	Sweetwater Union High School District Public Financing Authority, California, Special Tax
	Revenue Bonds, Series 2005A:
3,565	5.000%, 9/01/25 – AGM Insured	9/15 at 100.00	AA–	3,738,009
5,510	5.000%, 9/01/28 – AGM Insured	9/15 at 100.00	AA–	5,726,268
2,160	Temecula Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment	8/12 at 100.00	A–	2,161,188
	Project 1, Series 2002, 5.125%, 8/01/27 – NPFG Insured
	Tustin Community Redevelopment Agency, California, Tax Allocation Housing Bonds Series 2010:
1,205	5.000%, 9/01/30 – AGM Insured	9/20 at 100.00	AA–	1,313,197
3,250	5.250%, 9/01/39 – AGM Insured	9/20 at 100.00	AA–	3,557,970
1,020	Washington Unified School District, Yolo County, California, Certificates of Participation,	8/17 at 100.00	A	1,067,940
	Series 2007, 5.125%, 8/01/37 – AMBAC Insured
2,670	Woodland Finance Authority, California, Lease Revenue Bonds, Series 2002, 5.000%, 3/01/32 –	3/13 at 102.00	A1	2,744,119
	SYNCORA GTY Insured
2,805	Yucaipa-Calimesa Joint Unified School District, San Bernardino County, California, General	10/12 at 100.00	A2	2,808,927
	Obligation Refunding Bonds, Series 2001A, 5.000%, 10/01/31 – NPFG Insured
322,235	Total Tax Obligation/Limited			324,085,908
	Transportation – 4.2% (2.9% of Total Investments)
5,480	Bay Area Governments Association, California, BART SFO Extension, Airport Premium Fare Revenue	8/12 at 100.00	N/R	5,482,028
	Bonds, Series 2002A, 5.000%, 8/01/26 – AMBAC Insured
2,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	7/12 at 100.00	BBB–	1,907,020
	1995A, 5.000%, 1/01/35
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding
	Bonds, Series 1999:
6,500	0.000%, 1/15/18 – NPFG Insured	7/12 at 73.61	BBB	4,752,605
7,500	5.875%, 1/15/29	1/14 at 101.00	BBB–	7,649,175
4,000	Orange County Transportation Authority, California, Toll Road Revenue Bonds, 91 Express Lanes	8/13 at 100.00	A1	4,167,280
	Project, Series 2003A, 5.000%, 8/15/18 – AMBAC Insured
2,400	San Diego Unified Port District, California, Revenue Bonds, Series 2004B, 5.000%, 9/01/29 –	9/14 at 100.00	A+	2,495,856
	NPFG Insured
27,880	Total Transportation			26,453,964
	U.S. Guaranteed – 13.7% (9.6% of Total Investments) (5)
	Bonita Unified School District, San Diego County, California, General Obligation Bonds,
	Series 2004A:
1,890	5.250%, 8/01/23 (Pre-refunded 8/01/14) – NPFG Insured	8/14 at 100.00	AA (5)	2,092,532
1,250	5.250%, 8/01/25 (Pre-refunded 8/01/14) – NPFG Insured	8/14 at 100.00	AA (5)	1,383,950
2,815	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard	8/13 at 100.00	AA (5)	2,974,976
	Children’s Hospital, Series 2003C, 5.000%, 8/15/20 (Pre-refunded 8/15/13) – AMBAC Insured
2,250	California Infrastructure and Economic Development Bank, First Lien Revenue Bonds, San	1/28 at 100.00	Aaa	3,050,618
	Francisco Bay Area Toll Bridge, Series 2003A, 5.000%, 7/01/36 (Pre-refunded 1/01/28) –
	AMBAC Insured
9,000	California State University, Systemwide Revenue Bonds, Series 2002A, 5.125%, 11/01/26	11/12 at 100.00	Aa2 (5)	9,185,940
	(Pre-refunded 11/01/12) – AMBAC Insured
500	California State, General Obligation Bonds, Series 2004, 5.250%, 4/01/34 (Pre-refunded 4/01/14)	4/14 at 100.00	Aaa	545,845
1,495	Central Unified School District, Fresno County, California, General Obligation Bonds, Series	9/12 at 100.00	N/R (5)	1,514,854
	1993, 5.625%, 3/01/18 – AMBAC Insured (ETM)
6,125	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	Aaa	6,586,825
	Revenue Bonds, Series 2003A-2, 7.900%, 6/01/42 (Pre-refunded 6/01/13)
2,030	Hacienda La Puente Unified School District, Los Angeles County, California, General Obligation	8/13 at 100.00	AA– (5)	2,142,949
	Bonds, Series 2003B, 5.000%, 8/01/27 (Pre-refunded 8/01/13) – AGM Insured
6,000	Huntington Park Redevelopment Agency, California, Single Family Residential Mortgage Revenue	No Opt. Call	Aaa	9,007,680
	Refunding Bonds, Series 1986A, 8.000%, 12/01/19 (ETM)
2,000	Los Angeles, California, General Obligation Bonds, Series 2002A, 5.000%, 9/01/22 (Pre-refunded	9/12 at 100.00	AA– (5)	2,024,180
	9/01/12) – NPFG Insured
1,770	Los Angeles Unified School District, California, Certificates of Participation, Administration	3/13 at 100.00	Aa3	1,834,817
	Building Project II, Series 2002C, 5.000%, 10/01/27 (Pre-refunded 3/11/13) – AMBAC Insured
	Los Rios Community College District, Sacramento, El Dorado and Yolo Counties, California,
	General Obligation Bonds, Series 2006C:
2,110	5.000%, 8/01/21 (Pre-refunded 8/01/14) – AGM Insured (UB)	8/14 at 102.00	Aa2 (5)	2,366,660
3,250	5.000%, 8/01/22 (Pre-refunded 8/01/14) – AGM Insured (UB)	8/14 at 102.00	Aa2 (5)	3,645,330
3,395	5.000%, 8/01/23 (Pre-refunded 8/01/14) – AGM Insured (UB)	8/14 at 102.00	Aa2 (5)	3,807,968
1,000	5.000%, 8/01/25 (Pre-refunded 8/01/14) – AGM Insured (UB)	8/14 at 102.00	Aa2 (5)	1,121,640
21,185	Orange County Sanitation District, California, Certificates of Participation, Series 2003,	8/13 at 100.00	AAA	22,350,811
	5.000%, 2/01/33 (Pre-refunded 8/01/13) – FGIC Insured (UB)
4,640	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/14 at 100.00	Baa2 (5)	5,176,291
	Center, Series 2004, 5.875%, 7/01/26 (Pre-refunded 7/01/14)
2,390	Solano County, California, Certificates of Participation, Series 2002, 5.250%, 11/01/24	11/12 at 100.00	AA– (5)	2,440,620
	(Pre-refunded 11/01/12) – NPFG Insured
	West Basin Municipal Water District, California, Revenue Certificates of Participation,
	Series 2003A:
1,345	5.000%, 8/01/20 (Pre-refunded 8/01/13) – NPFG Insured	8/13 at 100.00	Aa2 (5)	1,419,015
1,625	5.000%, 8/01/30 (Pre-refunded 8/01/13) – NPFG Insured	8/13 at 100.00	Aa2 (5)	1,714,424
78,065	Total U.S. Guaranteed			86,387,925
	Utilities – 4.6% (3.2% of Total Investments)
9,000	Anaheim Public Finance Authority, California, Revenue Bonds, Electric System Distribution	10/12 at 100.00	AA–	9,120,690
	Facilities, Series 2002A, 5.000%, 10/01/27 – AGM Insured
1,000	Anaheim Public Finance Authority, California, Second Lien Electric Distribution Revenue Bonds,	10/14 at 100.00	AA–	1,063,040
	Series 2004, 5.250%, 10/01/21 – NPFG Insured
	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds,
	Series 2007A:
2,490	5.000%, 11/15/35	No Opt. Call	A	2,570,502
945	5.500%, 11/15/37	No Opt. Call	A	1,038,640
275	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/13 at 100.00	AA–	288,214
	2003A-2, 5.000%, 7/01/21 – NPFG Insured
2,155	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	N/R	2,160,258
	9/01/31 – SYNCORA GTY Insured
100	Sacramento City Financing Authority, California, Capital Improvement Revenue Bonds, Solid	6/12 at 100.00	N/R	100,130
	Waste and Redevelopment Projects, Series 1999, 5.800%, 12/01/19 – AMBAC Insured
	Santa Clara, California, Subordinate Electric Revenue Bonds, Series 2003A:
2,800	5.000%, 7/01/24 – NPFG Insured	7/13 at 100.00	A+	2,924,236
5,000	5.000%, 7/01/28 – NPFG Insured	7/13 at 100.00	A+	5,197,500
4,000	Southern California Public Power Authority, California, Milford Wind Corridor Phase I Revenue	1/20 at 100.00	AA–	4,581,240
	Bonds, Series 2010-1, 5.000%, 7/01/28
27,765	Total Utilities			29,044,450
	Water and Sewer – 19.9% (13.9% of Total Investments)
3,300	Atwater Public Financing Authority, California, Wastewater Revenue Bonds, Tender Option Bond	5/19 at 100.00	AA–	4,333,824
	Trust 3145, 17.955%, 5/01/40 – AGM Insured (IF)
2,185	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	12/12 at 100.00	AAA	2,235,430
	Series 2002X, 5.150%, 12/01/23 – FGIC Insured
1,000	Castaic Lake Water Agency, California, Certificates of Participation, Series 2006C, 5.000%,	8/16 at 100.00	AA–	1,040,900
	8/01/36 – NPFG Insured
5,255	El Dorado Irrigation District, California, Water and Sewer Certificates of Participation,	3/13 at 100.00	A1	5,386,848
	Series 2003A, 5.000%, 3/01/20 – FGIC Insured
3,230	El Dorado Irrigation District, California, Water and Sewer Certificates of Participation,	3/14 at 100.00	A1	3,400,092
	Series 2004A, 5.000%, 3/01/21 – FGIC Insured
2,250	Fortuna Public Finance Authority, California, Water Revenue Bonds, Series 2006, 5.000%,	10/16 at 100.00	AA–	2,361,870
	10/01/36 – AGM Insured
1,480	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA–	1,545,682
	5.000%, 4/01/36 – NPFG Insured
5,000	Indio Water Authority, California, Water Revenue Bonds, Series 2006, 5.000%, 4/01/31 –	4/16 at 100.00	A+	5,249,250
	AMBAC Insured
12,230	Los Angeles County Sanitation Districts Financing Authority, California, Capital Projects	10/15 at 100.00	AA–	13,239,953
	Revenue Bonds, District 14, Series 2005, 5.000%, 10/01/34 – FGIC Insured
	Los Angeles County Sanitation Districts Financing Authority, California, Senior Revenue Bonds,
	Capital Projects, Series 2003A:
2,700	5.000%, 10/01/21 – AGM Insured	10/13 at 100.00	AA+	2,854,710
4,500	5.000%, 10/01/23 – AGM Insured	10/13 at 100.00	AA+	4,761,585
16,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series	7/22 at 100.00	AA	17,973,280
	2012A, 5.000%, 7/01/43 (WI/DD, Settling 6/06/12)
2,135	Manteca Financing Authority, California, Sewerage Revenue Bonds, Series 2003B, 5.000%,	12/13 at 100.00	Aa3	2,179,301
	12/01/33 – NPFG Insured
1,320	Marina Coast Water District, California, Enterprise Certificate of Participation, Series 2006,	6/16 at 100.00	AA–	1,385,010
	5.000%, 6/01/31 – NPFG Insured
1,500	Placerville Public Financing Authority, California, Wastewater System Refinancing and	9/16 at 100.00	N/R	1,447,185
	Improvement Project Revenue Bonds, Series 2006, 5.000%, 9/01/34 – SYNCORA GTY Insured
1,520	San Buenaventura, California, Water Revenue Certificates of Participation, Series 2004,	10/14 at 100.00	AA	1,584,007
	5.000%, 10/01/25 – AMBAC Insured
9,000	San Diego County Water Authority, California, Water Revenue Certificates of Participation,	5/18 at 100.00	AA+	9,773,190
	Series 2008A, 5.000%, 5/01/38 – AGM Insured
3,675	San Dieguito Water District, California, Water Revenue Bonds, Refunding Series 2004, 5.000%,	10/14 at 100.00	AA+	3,980,246
	10/01/23 – FGIC Insured
25,000	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds,	5/22 at 100.00	AA–	27,775,250
	Series 2012A, 5.000%, 11/01/43 (WI/DD, Settling 6/07/12)
	Santa Clara Valley Water District, California, Certificates of Participation, Series 2004A:
1,400	5.000%, 2/01/19 – FGIC Insured	2/14 at 100.00	AAA	1,499,078
445	5.000%, 2/01/20 – FGIC Insured	2/14 at 100.00	AAA	475,647
465	5.000%, 2/01/21 – FGIC Insured	2/14 at 100.00	AAA	497,025
	Semitropic Water Storage District, Kern County, California, Water Banking Revenue Bonds,
	Series 2004A:
1,315	5.500%, 12/01/20 – SYNCORA GTY Insured	12/14 at 100.00	AA	1,461,083
1,415	5.500%, 12/01/21 – SYNCORA GTY Insured	12/14 at 100.00	AA	1,569,221
1,180	South Feather Water and Power Agency, California, Water Revenue Certificates of Participation,	4/13 at 100.00	A	1,194,066
	Solar Photovoltaic Project, Series 2003, 5.375%, 4/01/24
875	West Basin Municipal Water District, California, Revenue Certificates of Participation, Series	8/13 at 100.00	Aa2	906,133
	2003A, 5.000%, 8/01/30 – NPFG Insured
	Yorba Linda Water District, California, Certificates of Participation, Highland Reservoir
	Renovation, Series 2003:
2,010	5.000%, 10/01/28 – FGIC Insured	10/13 at 100.00	AA+	2,108,510
2,530	5.000%, 10/01/33 – FGIC Insured	10/13 at 100.00	AA+	2,653,995
114,915	Total Water and Sewer			124,872,371
$ 1,046,323	Total Investments (cost $839,355,227) – 143.2%			900,307,957
	Floating Rate Obligations – (3.8)%			(24,125,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (40.8)% (6)			(256,600,000)
	Other Assets Less Liabilities – 1.4%			8,961,283
	Net Assets Applicable to Common Shares – 100%			$ 628,544,240

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of May 31, 2012:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$900,307,957	$—	$900,307,957

During the period ended May 31, 2012, the Fund recognized no transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31, 2012, the cost of investments was $814,796,367.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2012, were as follows:

Gross unrealized:
Appreciation	$66,014,865
Depreciation	(4,625,758)
Net unrealized appreciation (depreciation) of investments	$61,389,107

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S.
Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 28.5%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California AMT-Free Municipal Income Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         July 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         July 30, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         July 30, 2012